UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 19, 2011



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 54

Form 13F Information Table Value Total : $181,384


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     4752   468167 SH       Sole                   468167
ARM Holdings                   COM              042068106     4273   167550 SH       Sole                   167550
Abbott Laboratories            COM              002824100     1790    35000 SH       Sole                    35000
Advent Software                COM              007974108     6590   316048 SH       Sole                   316048
Akamai Technologies            COM              00971T101     5855   294500 SH       Sole                   294500
Apple Computer                 COM              037833100      801     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     8494   406213 SH       Sole                   406213
Automatic Data Processing, Inc COM              053015103      326     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     1964    27650 SH       Sole                    27650
Calix                          COM              13100M509     1582   202761 SH       Sole                   202761
Charles Schwab                 COM              808513105      113    10000 SH       Sole                    10000
ChinaCache                     COM              16950M107     1148   252876 SH       Sole                   252876
Citrix Systems, Inc            COM              177376100     6271   115000 SH       Sole                   115000
Dolby Laboratories, Inc.       COM              25659T107     1967    71670 SH       Sole                    71670
EMC Corporation                COM              268648102      934    44500 SH       Sole                    44500
Financial Engines, Inc.        COM              317485100     8172   451266 SH       Sole                   451266
General Electric               COM              369604103      853    56016 SH       Sole                    56016
General Mills                  COM              370334104     1027    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     2944   133934 SH       Sole                   133934
Google Inc                     COM              38259P508      564     1095 SH       Sole                     1095
Halliburton Co.                COM              406216101      610    20000 SH       Sole                    20000
IBM                            COM              459200101     3867    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     6287   153539 SH       Sole                   153539
Intel Corp.                    COM              458140100     1067    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      334     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1110    17428 SH       Sole                    17428
Linear Technology              COM              535678106     4495   162554 SH       Sole                   162554
Linkedin Corporation           COM              53578A108     2577    33000 SH       Sole                    33000
LogMeIn                        COM              54142L109     7619   229405 SH       Sole                   229405
MakeMyTrip                     COM              V5633W109     8148   369006 SH       Sole                   369006
Mercadolibre, Inc.             COM              58733R102     7825   145590 SH       Sole                   145590
Merck                          COM              589331107      754    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      287     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     6309   233571 SH       Sole                   233571
Oracle Corporation             COM              68389X105      658    22900 SH       Sole                    22900
Qlik Technologies              COM              74733T105     3812   176214 SH       Sole                   176214
Qualcomm Inc                   COM              747525103      340     7000 SH       Sole                     7000
QuinStreet, Inc                COM              74874Q100     6686   645962 SH       Sole                   645962
Rackspace Hosting              COM              750086100     5492   160853 SH       Sole                   160853
RealD                          COM              75604L105     1717   183658 SH       Sole                   183658
Red Hat, Inc                   COM              756577102     6723   159085 SH       Sole                   159085
Responsys Inc.                 COM              761248103     6893   639410 SH       Sole                   639410
Royal Dutch Shell PLC          COM              780259206      246     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6300    55127 SH       Sole                    55127
Schlumberger Ltd.              COM              806857108      956    16000 SH       Sole                    16000
ServiceSource                  COM              81763U100     4099   310260 SH       Sole                   310260
Spreadtrum Comm.               COM              849415203     3972   221296 SH       Sole                   221296
SuccessFactors, Inc            COM              864596101     8017   348707 SH       Sole                   348707
Target CP                      COM              239753106      644    13140 SH       Sole                    13140
VMWare                         COM              928563402     5122    63720 SH       Sole                    63720
VanceInfo                      COM              921564100     3083   458159 SH       Sole                   458159
Velti                          COM              G93285107     2552   386028 SH       Sole                   386028
Visa, Inc.                     COM              92826C839      429     5000 SH       Sole                     5000
iSoftStone                     COM              46489B108     1938   298591 SH       Sole                   298591